Debt, cash and cash equivalents and lease liabilities - Summary of Bond Issues (Details) € in Millions, $ in Millions	Apr. 30, 2022 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTN ISIN FR0013505104
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.00%
Amount		€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2022 EMTN ISIN FR0014009KS6
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.875%
Amount	€ 850
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2015 EMTN ISIN FR0012969038
Disclosure of detailed information about borrowings [line items]
Annual interest rate								1.50%
Amount								€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324340
Disclosure of detailed information about borrowings [line items]
Annual interest rate					1.00%
Amount					€ 1,500
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146801
Disclosure of detailed information about borrowings [line items]
Annual interest rate									1.75%
Amount									€ 1,510
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201639
Disclosure of detailed information about borrowings [line items]
Annual interest rate						0.50%
Amount						€ 1,150
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013144003
Disclosure of detailed information about borrowings [line items]
Annual interest rate							1.125%
Amount							€ 700
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409844
Disclosure of detailed information about borrowings [line items]
Annual interest rate			0.875%
Amount			€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2022 EMTN ISIN FR0014009KQ0
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.25%
Amount	€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324357
Disclosure of detailed information about borrowings [line items]
Annual interest rate					1.375%
Amount					€ 2,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTN ISIN FR0013505112
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.50%
Amount		€ 1,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409851
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.25%
Amount			€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324373
Disclosure of detailed information about borrowings [line items]
Annual interest rate					1.875%
Amount			€ 1,250
Shelf registration statement program | June 2018 SNF ISIN US801060AD60
Disclosure of detailed information about borrowings [line items]
Annual interest rate				3.625%
Amount | $				$ 1,000